Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of share capital structure
Ordinary shares issued and fully paid as of December 31, 2024

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
244,925,650	Ordinary	1	283,093	1,792,181	2,075,274
Total		1	283,093	1,792,181	2,075,274
Ordinary shares issued and fully paid as of December 31, 2023

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
202,277,366	Ordinary	1	236,800	1,736,469	1,973,269
Total		1	236,800	1,736,469	1,973,269
Ordinary shares issued and fully paid as of December 31, 2022

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
201,232,560	Ordinary	1	235,659	1,736,469	1,972,128
Total		1	235,659	1,736,469	1,972,128